Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio - Partners Core Equity Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Variable Portfolio - Partners Core Equity Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio - Partners Core Equity Fund - Class 1 | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Variable Portfolio - Partners Core Equity Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Variable Portfolio – Partners Core Equity Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Partners Core Equity Fund - Class 2 | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Variable Portfolio – Partners Core Equity Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Variable Portfolio – Partners Core Equity Fund - Class 3 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Partners Core Equity Fund - Class 3 | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Variable Portfolio – Partners Core Equity Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%